Cover	Aug. 07, 2025
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	KELLY SERVICES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-01088
Entity Tax Identification Number	38-1510762
Entity Address, Address Line One	999 WEST BIG BEAVER ROAD
Entity Address, City or Town	TROY
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	248
Local Phone Number	362-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000055135
Amendment Flag	true
Amendment Description	On August 7, 2025, Kelly Services, Inc. (the “Company”) announced that Christopher Layden has been named President and Chief Executive Officer, with a target start date of September 2, 2025. Mr. Layden will succeed Peter Quigley, the Company’s current President and Chief Executive Officer, who on February 12, 2025, informed the Company of his intention to retire as an officer of the Company. Mr. Quigley will remain as a strategic advisor to the Company to ensure a smooth transition and will continue to serve as a member of the Company’s Board of Directors (the “Board”) until the Company’s next Annual Shareholders Meeting in May 2026; the arrangements will be reported at the time they are finalized.
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $1.00 par value per share
Trading Symbol	KELYA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, $1.00 par value per share
Trading Symbol	KELYB
Security Exchange Name	NASDAQ